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                               ING INVESTORS TRUST
                    ING EquitiesPlus Portfolio ("Portfolio")

                          Supplement dated June 9, 2006
          to the Adviser Class, Institutional Class, Service Class and
                          Service 2 Class Prospectuses
                            each dated April 28, 2006

Effective June 1, 2006, the Prospectuses are revised as follows:

1. The principal investment strategies have changed to allow the Portfolio to invest in credit default swaps. The second sentence of the second paragraph under the sub-section entitled "Principal Investment Strategies" in the section entitled "Description of the Portfolios - ING EquitiesPlus Portfolio" on page 8 of the Adviser Class, Institutional Class and Service Class Prospectuses, and on page 9 of the Service 2 Class Prospectus is deleted in its entirety and replaced with the following:

          The S&P 500(R) derivatives in which the Portfolio may invest include options, futures, options on futures, and swaps, including credit default swaps.

2. The list of principal risks of investing in the Portfolio located under the sub-section entitled "Principal Risks" in the section entitled "Description of the Portfolios - ING EquitiesPlus Portfolio" on page 9 of the Adviser Class, Institutional Class and Service Class Prospectuses, and on page 10 of the Service 2 Class Prospectus is hereby revised to include the following:

                             CREDIT DERIVATIVES RISK

3. The discussion of principal risks located in the section entitled "Summary of Principal Risks" on page 87 of the Adviser Class Prospectus, page 95 of the Institutional Class Prospectus, page 91 of the Service Class Prospectus and page 94 of the Service 2 Class Prospectus is hereby revised to include the following:



          CREDIT DERIVATIVES RISK. Certain Portfolios may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

          PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                               ING INVESTORS TRUST
                    ING EquitiesPlus Portfolio ("Portfolio")

                          Supplement dated June 9, 2006
      to the Adviser Class Statement of Additional Information ("SAI") and
         the Institutional Class, Service Class and Service 2 Class SAI
                            each dated April 28, 2006

Effective June 1, 2006, the SAIs are revised as follows:

     (1) The principal investment strategies have changed to allow the Portfolio to invest in credit default swaps. The first sentence of the first paragraph under the section entitled "Description of Securities and Investment Techniques - Credit Default Swaps" on page 27 of the Adviser Class SAI is deleted in its entirety and replaced with the following:

               CREDIT DEFAULT SWAPS

               EquitesPlus, Limited Maturity Bond, PIMCO Core Bond and PIMCO High Yield Portfolios may enter into credit default swap contracts for investment purposes.

     (2) The investment techniques have changed to allow the Portfolio to invest in credit default swaps. The first sentence of the first paragraph under the section entitled "Description of Securities and Investment Techniques - Credit Default Swaps" on page 23 of the Institutional Class, Service Class and Service 2 Class SAI is deleted in its entirety and replaced with the following:

               CREDIT DEFAULT SWAPS

               EquitesPlus, Limited Maturity Bond, PIMCO Core Bond, PIMCO High Yield and Stock Index Portfolios may enter into credit default swap contracts for investment purposes.

          PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE